AXONIC STRATEGIC INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.15%)
Financials (0.15%)
ACRES Commercial Realty Corp. REIT	91,094	$804,360
PennyMac Financial Services, Inc. REIT	6,390	480,720
Redwood Trust, Inc. REIT	44,220	332,977
Rithm Capital Corp. REIT	12,466	125,657
TPG RE Finance Trust, Inc. REIT	77,880	607,464
		2,351,178
TOTAL COMMON STOCKS
(Cost $3,502,220)		2,351,178

PREFERRED STOCKS (1.93%)
Financials (1.93%)
ACRES Commercial Realty Corp., Series D, 7.88%(a)	200,000	4,150,000
Arbor Realty Trust, Series F, 6.25%	200,000	4,074,000
Arbor Realty Trust, Series D, 6.38%	200,000	3,810,000
Granite Point Mortgage Trust, Inc., Series A, 1D US SOFR + 5.83%(a)(b)	257,360	4,421,445
KKR Real Estate Finance Trust, Inc., Series A, 6.50%(a)	183,991	3,735,017
New York Mortgage Trust, Inc., Series F, 6.88%(a)(b)	187,940	3,599,051
Ready Capital Corp., Series E, 6.50%(a)	18,013	345,129
Rithm Capital Corp., 3M US L + 5.80%(a)(b)	171,890	3,668,313
TPG RE Finance Trust, Inc., Series C, 6.25%(a)	160,000	2,681,600
		30,484,555
TOTAL PREFERRED STOCKS
(Cost $39,440,792)		30,484,555

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (18.90%)
ACM Auto Trust 2023-2, Series 2023-2A, Class A(c)	7.97%	11/20/24	$20,127,911	$20,172,192
Affirm Asset Securitization Trust, Series 2021-B, Class E(c)	4.61%	04/15/24	4,200,000	3,747,660
Affirm Asset Securitization Trust, Series 2022-Z1, Class A(c)	4.55%	06/15/27	27,701,352	27,335,695
Arivo Acceptance Auto Loan Receivables Trust 2021-1, Series 2021-1A, Class A(c)	1.19%	01/15/27	907,791	887,002
Avant Credit Card Master Trust, Series 2021-1A, Class D(c)	4.28%	10/15/24	3,500,000	3,151,400
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/25	4,334,216	3,033,951
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/25	13,928,143	6,650,688
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/26	5,215,118	4,610,164
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(c)	5.10%	04/15/26	2,422,091	1,695,464
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(c)	6.66%	07/15/27	2,215,762	1,816,925
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C(c)	7.00%	10/15/26	10,450,711	7,524,512
Clsec Holdings 22t LLC, Series 2021-1, Class C(c)	6.17%	11/10/28	7,016,949	5,613,559
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class C(c)	5.99%	12/28/26	3,700,000	3,035,850
DT Auto Owner Trust 2022-1, Series 2022-1A, Class E(c)	5.53%	11/17/25	3,170,000	2,963,950
Falcon Aerospace, Ltd., Series 2019-1, Class A(c)	3.60%	09/15/26	2,157,850	1,952,638
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	3,389,332	2,457,266
FAT Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)	7.00%	01/25/25	2,000,000	1,851,000
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(c)	6.00%	07/25/51	6,234,000	5,593,145
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)	7.00%	07/25/51	12,000,000	10,573,200

	Rate	Maturity Date	Principal Amount	Value
FAT Brands Twin Peaks I LLC, Series 2021-1A, Class A2(c)	7.00%	01/25/25	$9,038,000	$8,510,181
FAT Brands Twin Peaks I LLC, Series 2021-1A, Class B2(c)	9.00%	01/25/25	3,000,000	2,700,600
First Investors Auto Owner Trust, Series 2021-1A, Class F(c)	5.37%	02/15/25	1,270,000	1,170,813
Flexential Issuer 2021-1, Series 2021-1A, Class C(c)	6.93%	11/25/26	8,000,000	6,820,000
GAIA Aviation, Ltd., Series 2019-1, Class B(c)(d)	5.19%	12/15/26	14,357,306	11,414,058
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	30,000,000	26,055,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/25	5,089,555	4,389,741
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class B(c)	5.27%	12/15/25	1,080,960	702,624
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	1,691,701	1,445,051
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class B(c)	4.70%	07/15/26	2,483,333	1,539,667
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.43%	11/15/26	5,542,618	4,278,347
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B(c)	4.46%	11/15/26	7,082,262	2,847,069
JOL Air, Ltd., Series 2019-1, Class B(c)	4.95%	04/15/26	16,183,239	12,198,117
JP Morgan Mortgage Trust, Series 2023-HE1, Class A1(b)(c)	30D US SOFR + 1.75%	11/25/53	9,838,522	9,867,171
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	07/25/25	2,350,000	2,268,220
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	12/16/24	3,000,000	2,475,300
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	7,363,093	6,368,501
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class B(c)	4.34%	02/15/27	3,361,382	2,151,284
MAPS 2021-1 Trust, Series 2021-1A, Class C(c)	5.44%	06/15/28	5,242,860	3,420,966
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class G(c)	5.00%	02/17/27	5,000,000	4,285,569
Pagaya AI Debt Trust, Series 2023-5, Class A(c)	7.18%	04/15/31	7,000,000	7,009,100
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	2,503,676	2,159,170
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	1,656,250	1,196,641
Reach ABS Trust 2023-1, Series 2023-1A, Class A(c)	7.05%	02/15/25	10,000,000	10,006,000
Residential Asset Mortgage Program, Inc., Series 2007-RS1, Class A4(b)	1M US SOFR + 0.67%	02/25/37	17,244,743	3,804,621
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(c)	5.79%	07/15/25	1,370,000	1,229,849
Sapphire Aviation Finance II, Ltd., Series 2020-1A, Class C(c)	6.78%	03/15/27	2,805,951	657,715
Start II, Ltd., Series 2019-1, Class B(c)	5.10%	03/15/26	2,134,802	1,558,406
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	4,734,700	3,721,474
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	9,711,003	7,768,802
Thunderbolt II Aircraft Lease, Ltd., Series 2018-A, Class B(c)(d)	5.07%	09/15/38	3,491,964	2,095,179
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	10,868,487	5,841,812
Towd Point HE Trust 2021- HE1, Series 2021-HE1, Class A1(b)(c)	0.92%	10/25/24	11,268,849	10,563,397
WAVE LLC, Series 2019-1, Class B(c)	4.58%	09/15/27	6,963,966	3,830,181
Westlake Automobile Receivables Trust 2021-1, Series 2021-1A, Class C(c)	0.95%	10/15/23	8,105,000	7,938,037

TOTAL ASSET-BACKED SECURITIES
(Cost $348,509,205)				298,954,924

BANK LOANS (1.28%)
BRE Select Service(e)	3M US L + 13.65%	12/31/49	11,555,014	11,489,240
Copper Hill Sportsmans RT	4.25%	02/01/27	7,124,666	6,521,090
UTEX-DEFEASED(e)	1M US L + 6.35%	12/31/49	2,226,465	2,263,603

TOTAL BANK LOANS
(Cost $20,249,288)				20,273,933

COMMERCIAL MORTGAGE-BACKED SECURITIES (23.41%)

	Rate	Maturity Date	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E(b)(c)	1M US SOFR + 3.25%	03/15/34	$16,835,000	$15,941,062
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class E(b)(c)	1M US SOFR + 4.13%	01/15/24	2,000,000	1,914,600
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M US L + 2.44%	03/15/37	13,937,000	7,776,846
BBCMS Mortgage Trust, Series 2022-C17, Class E(c)	2.50%	08/15/32	5,223,000	2,544,646
BCP Trust, Series 2021-330N, Class E(b)(c)	1M US L + 3.64%	06/15/38	15,300,000	12,873,420
BCP Trust, Series 2021-330N, Class F(b)(c)	1M US L + 4.63%	06/15/38	8,500,000	6,518,650
BCRR , Series 2016-FRR3, Class E(b)(c)	18.35% - 1M US L%	05/26/26	24,057,599	22,987,036
Benchmark Mortgage Trust, Series 2023-V3, Class XA(b)	1.05%	03/15/28	76,616,000	2,696,883
BMO Mortgage Trust, Series 2023-5C1, Class XA(b)(f)	0.82%	07/15/28	134,100,750	3,500,030
BMO Mortgage Trust, Series 2023-5C1, Class C(b)	7.36%	08/15/28	1,000,000	938,700
BX Mortgage Trust, Series 2022-MVRK, Class G(b)(c)	1M US SOFR + 5.61%	03/15/27	13,844,079	13,276,472
BX Commercial Mortgage Trust, Series 2019-XL, Class E(b)(c)	1M US SOFR + 1.91%	10/15/36	1,615,000	1,595,459
BX Trust, Series 2019-ATL, Class G(b)(c)	1M US L + 3.49%	10/15/36	8,242,707	7,645,935
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	04/15/24	4,600,000	3,898,960
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	4,988,052	3,751,514
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)	0.00%	09/29/29	24,870,000	18,194,892
Colt Funding LLC, Series 2020-3, Class A1	1.50%	04/27/65	2,671,963	2,499,956
Countrywide Alternative Loan, Series 2007-17CB	5.01%	08/25/37	6,799,477	3,279,116
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(b)(c)	1M US L + 6.16%	10/15/25	10,500,000	9,280,950
Credit Suisse Mortgage Capital Certificates, Series 2010-6R, Class 2A7(c)	6.25%	05/26/48	2,960,397	2,362,264
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class G(b)(c)	3.54%	07/15/26	6,311,003	4,122,347
CSMC, Series 2021-980M, Class F(b)(c)	3.54%	07/15/26	11,700,000	7,779,330
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-MN6, Class M2(b)(c)	30D US SOFR + 6.75%	12/25/32	1,000,000	1,013,800
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-154, Class X3(b)(f)	5.10%	01/25/33	4,037,000	1,352,799
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022-151, Class X3(b)(f)	4.38%	11/25/32	6,840,000	1,912,464
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2018-Q008, Class X(b)(f)	1.43%	12/25/24	28,420,925	406,419
FREMF Mortgage Trust, Series 2016-KF24, Class B(b)(c)	1M US L + 5.00%	10/25/26	3,181,143	3,114,021
FREMF Mortgage Trust, Series 2018-KF49, Class C(b)(c)	1M US L + 6.00%	06/25/25	20,662,824	20,280,561
FREMF Mortgage Trust, Series 2018-KF49, Class B(b)(c)	1M US L + 1.90%	06/25/25	4,849,698	4,612,063
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(f)	0.86%	07/25/29	32,873,430	895,725
FRESB Mortgage Trust, Series 2020-SB74, Class X1(b)(f)	1.11%	03/25/30	27,119,331	930,193
FRESB Mortgage Trust, Series 2020-SB76, Class X1(b)(f)	1.18%	05/25/30	12,857,032	445,928
FRESB Mortgage Trust, Series 2020-SB77, Class X1(b)(f)	0.89%	06/25/27	17,305,714	402,771
FRESB Mortgage Trust, Series 2020-SB78, Class X1(b)(f)	1.14%	06/25/30	28,798,550	1,018,789
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(f)	1.09%	07/25/40	15,586,099	568,006
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(f)	1.11%	09/25/30	57,526,057	2,514,959
FRESBMortgage Trust, Series 2020-SB81, Class X1(b)(f)	1.04%	10/25/30	19,084,644	715,626
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(f)	1.07%	10/25/40	46,539,963	1,583,676
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(f)	0.87%	01/25/41	29,033,606	990,061

	Rate	Maturity Date	Principal Amount	Value
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(f)	0.50%	01/25/31	$28,378,812	$673,983
FRESB Mortgage Trust, Series 2022-SB95, Class X1(b)(f)	0.00%	11/25/31	118,833,842	1,337,083
GAM Resecuritization Trust, Series 2022-FRR3, Class EK41(c)	0.00%	10/27/47	2,445,000	2,149,889
Government National Mortgage Association, Series 2018-16, Class IO(b)(f)	0.58%	03/16/59	73,051,500	2,797,872
Great Wolf Trust, Series 2019-WOLF, Class C(b)(c)	1M US SOFR + 1.75%	12/15/24	15,695,000	15,448,589
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(c)	3.91%	08/05/34	12,896,000	11,206,624
Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL(b)(c)	1M US L + 1.83%	08/05/34	22,099,445	21,535,909
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(c)	4.15%	08/05/25	2,214,207	1,999,429
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ(b)	6.50%	02/15/51	5,544,701	5,290,754
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class AM(b)	6.83%	02/12/51	3,736,744	1,958,801
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class G(b)(c)	1M US SOFR + 4.27%	04/15/27	7,544,880	6,389,759
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/24	8,311,000	6,698,035
MTK Mortgage Trust, Series 2021-GRNY, Class F(b)(c)	1M US SOFR + 5.91%	12/15/23	2,600,000	2,451,800
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.29%	03/15/27	10,000,000	9,411,000
Multifamily Structured Credit Risk, Series 2021-MN3, Class M2(b)(c)	30D US SOFR + 4.00%	11/25/51	4,086,000	3,781,184
NCMF Trust, Series 2022-MFP, Class G(b)(c)	1M US SOFR + 5.13%	03/15/27	12,600,000	11,757,060
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	17,806,471	17,532,251
Series RR Trust, Series 2014-1, Class A(c)	0.00%	04/25/24	700,000	669,690
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C(b)(c)	4.39%	01/05/35	3,179,000	1,817,434
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B(b)(c)	4.14%	01/05/35	7,000,000	4,780,300
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B(b)(c)	4.39%	01/05/35	2,192,000	1,370,877
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M US SOFR + 5.00%	02/15/24	10,483,290	9,618,418
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	294,652	255,099
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M6(b)(c)	6.30%	02/25/28	365,137	304,227
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	1,486,320	1,131,942
Velocity Commercial Capital Loan Trust, Series 2019-3, Class M5(b)(c)	4.73%	08/25/28	311,071	252,081
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6(b)(c)	5.69%	02/25/50	1,089,334	803,544
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	2,046,146	1,236,764
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	687,886	464,804
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.83%	06/25/32	3,857,986	3,004,034

	Rate	Maturity Date	Principal Amount	Value
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.83%	08/25/33	$2,281,768	$1,758,509
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.85%	04/25/52	3,750,383	2,885,920
VMC Finance LLC, Series 2021-HT1, Class B(b)(c)	1M US SOFR + 4.61%	01/18/37	20,580,000	19,332,852

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $420,587,714)				370,243,446

CONVERTIBLE CORPORATE BONDS (5.83%)
Granite Point Mortgage Trust, Inc.	6.38%	10/01/23	19,986,000	19,384,421
MFA Financial, Inc.	6.25%	06/15/24	30,730,000	30,259,831
PennyMac Corp.	5.50%	11/01/24	5,000,000	4,799,500
PennyMac Corp.	5.50%	03/15/26	10,148,000	9,094,638
Redwood Trust, Inc.	4.75%	08/15/23	2,032,000	2,029,155
Redwood Trust, Inc.	5.63%	07/15/24	8,763,000	8,500,110
RWT Holdings, Inc.	5.75%	10/01/25	19,800,000	18,166,500

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $93,878,884)				92,234,155

CORPORATE BONDS (1.68%)
Ambac Assurance Corp.(c)	5.10%	12/31/99	2,079,758	3,036,446
Apollo Commercial Real Estate Finance, Inc.(c)	4.63%	06/15/29	5,000,000	4,028,125
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)(g)	0.00%	03/15/30	7,076,849	3,679,254
Rithm Capital Corp.(c)	6.25%	10/15/25	16,839,000	15,892,648

TOTAL CORPORATE BONDS
(Cost $28,232,212)				26,636,473

RESIDENTIAL MORTGAGE-BACKED SECURITIES (24.49%)
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(c)(d)	5.61%	01/25/26	667,161	649,961
Alternative Loan Trust, Series 2006-14CB, Class A5(b)	1M US SOFR + 0.81%	06/25/36	2,252,486	1,062,882
Alternative Loan Trust, Series 2006-18CB, Class A7(b)	1M US SOFR + 0.46%	07/25/36	25,192,672	10,983,418
Alternative Loan Trust, Series 2006-18CB, Class A1(b)	1M US SOFR + 0.58%	07/25/36	9,516,621	4,224,827
Alternative Loan Trust, Series 2006-18CB, Class A5(b)	1M US SOFR + 0.46%	07/25/36	2,029,305	884,730
Alternative Loan Trust, Series 2006-20CB, Class A4(b)	1M US SOFR + 0.46%	07/25/36	4,972,149	1,787,476
Alternative Loan Trust, Series 2006-20CB, Class A6(b)	1M US SOFR + 0.61%	07/25/36	1,892,645	699,092
Alternative Loan Trust, Series 2006-24CB, Class A5(b)	1M US SOFR + 0.71%	08/25/36	5,401,247	2,545,739
Alternative Loan Trust, Series 2006-40T1, Class 1A3(b)	1M US SOFR + 0.66%	01/25/37	4,591,727	2,573,769
Alternative Loan Trust, Series 2006-41CB, Class 2A8(b)	1M US SOFR + 0.76%	01/25/37	3,206,053	1,455,319

	Rate	Maturity Date	Principal Amount	Value
Alternative Loan Trust, Series 2006-41CB, Class 2A7(b)	1M US SOFR + 0.71%	01/25/37	$3,059,460	$1,378,689
Alternative Loan Trust, Series 2006-42, Class 1A1(b)	1M US SOFR + 0.71%	01/25/47	6,533,049	3,014,427
Alternative Loan Trust, Series 2006-6CB, Class 2A13(b)	1M US SOFR + 0.51%	05/25/36	3,954,940	1,283,420
Alternative Loan Trust, Series 2007-2CB, Class 1A12(b)	1M US SOFR + 0.61%	03/25/37	1,648,685	767,943
Alternative Loan Trust, Series 2007-5CB, Class 1A19(b)	1M US SOFR + 0.56%	04/25/37	13,189,101	5,863,274
Alternative Loan Trust, Series 2007-5CB, Class 1A21(b)	1M US SOFR + 0.65%	04/25/37	2,112,782	951,373
AMSR, Series 2021-SFR3, Class G(c)	3.80%	10/17/26	7,000,000	6,021,896
Angel Oak Mortgage Trust, Series 2020-R1, Class A1(b)(c)	0.99%	12/25/24	750,887	667,634
Angel Oak Mortgage Trust, Series 2022-1, Class B2(b)(c)	4.02%	01/25/26	1,185,369	759,552
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1(b)(c)	4.50%	11/25/48	4,985,448	4,863,352
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A3(b)	1M US SOFR + 0.36%	04/25/37	621,753	779,368
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A4(b)	1M US SOFR + 0.46%	04/25/37	511,918	468,249
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class M1(b)	1M US SOFR + 0.51%	10/25/37	3,986,727	2,955,749
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(b)	1M US SOFR + 0.35%	10/25/36	334,981	341,835
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(b)	1M US SOFR + 0.35%	10/25/36	2,677,507	2,732,290
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M US SOFR + 0.31%	03/25/37	6,331,924	5,716,911
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(b)	1M US SOFR + 0.35%	04/25/37	5,809,200	5,343,978
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(b)	1M US SOFR + 0.33%	06/25/37	846,989	755,494
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(b)	1M US SOFR + 0.34%	06/25/37	2,220,416	1,993,324
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,603,560	1,916,220
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1(b)(c)	0.94%	02/25/49	3,359,920	2,936,035
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A3(b)(c)	1.33%	02/25/49	1,071,907	912,917
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1(b)(c)	1.70%	04/25/60	7,547,990	6,751,500
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(b)	1M US SOFR + 0.71%	05/25/37	2,261,068	869,030
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(b)	1M US SOFR + 0.71%	02/25/37	1,353,749	1,132,372
COLT Mortgage Loan Trust, Series 2022-1, Class B2(b)(c)	4.15%	12/27/66	2,000,000	1,438,493
COLT Mortgage Loan Trust, Series 2022-3, Class B1(b)(c)	4.23%	02/25/67	6,691,547	4,833,826
COLT Mortgage Loan Trust, Series 2022-3, Class B2(b)(c)	4.23%	02/25/67	3,137,906	2,212,744
COLT Mortgage Loan Trust, Series 2022-4, Class B1(b)(c)	4.54%	03/25/67	2,100,000	1,707,982
COLT Mortgage Loan Trust, Series 2021-1R, Class A3(b)(c)	1.42%	05/25/65	3,312,768	2,734,626
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM3, Class B2(b)(c)	4.13%	04/25/66	800,000	489,632
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2(b)(c)	3.96%	02/25/25	1,600,000	1,247,305
Deephaven Residential Mortgage Trust, Series 2021-3, Class B2(b)(c)	4.13%	09/25/25	2,800,000	1,739,999
Deephaven Residential Mortgage Trust, Series 2022-1, Class B2(b)(c)	4.28%	01/25/26	2,628,000	1,701,630

	Rate	Maturity Date	Principal Amount	Value
Dominion Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.73%	02/25/25	$3,500,000	$2,827,546
Dominion Mortgage Trust, Series 2021-RTL1, Class A1(c)(d)	2.49%	02/25/25	20,000,000	18,402,432
Ellington Financial Mortgage Trust 2017-1, Series 2021-1, Class A1(b)(c)	0.80%	02/25/66	2,573,008	2,109,579
GCAT, Series 2021-NQM4, Class A1(b)(c)	1.09%	08/25/25	5,116,033	3,941,465
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	662,981
Home Partners of America, Series 2021-2, Class G(c)	4.51%	12/17/26	5,782,707	4,877,713
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class B2(b)(c)	4.36%	06/25/56	2,785,000	1,876,656
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3(b)(c)	1.62%	06/25/56	6,350,899	5,217,312
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A2(b)(c)	1.21%	06/25/56	5,821,657	4,712,195
Lehman Mortgage Trust, Series 2005-2, Class 3A1(b)	1M US SOFR + 0.86%	12/25/35	1,401,393	700,976
Lehman Mortgage Trust, Series 2005-2, Class 2A1(b)	1M US SOFR + 0.79%	12/25/35	5,157,532	2,817,494
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M US SOFR + 0.71%	01/25/37	1,698,553	959,982
Lehman Mortgage Trust, Series 2008-3, Class A1(b)	1M US SOFR + 0.48%	02/25/37	7,825,658	1,945,740
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M US L + 0.50%	05/25/37	3,654,113	3,259,974
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.29%	05/25/37	3,217,628	2,871,761
LHOME Mortgage Trust, Series 2022-RTL1, Class A1(c)	3.97%	02/25/27	17,000,000	16,167,182
LHOME Mortgage Trust, Series 2022-RTL2, Class M(c)(d)	8.00%	04/25/27	4,413,000	3,990,994
LHOME Mortgage Trust, Series 2021-RTL1, Class A1(b)(c)	2.09%	02/25/26	1,691,017	1,667,481
LHOME Mortgage Trust, Series 2021-RTL2, Class M(c)(d)	4.61%	01/25/24	4,750,000	4,095,485
LHOME Mortgage Trust, Series 2021-RTL3, Class M(c)(d)	5.19%	05/25/25	9,000,000	7,701,103
LHOME Mortgage Trust, Series 2023-RTL1, Class A1(c)(d)	7.87%	01/25/28	11,000,000	10,953,875
LHOME Mortgage Trust, Series 2023-RTL2, Class A1(c)(d)	8.00%	01/25/26	15,000,000	14,912,380
MASTR Alternative Loan Trust, Series 2007-1, Class 2A15(b)	1M US SOFR + 0.48%	10/25/36	924,970	217,368
MFA , Series 2021-INV1, Class A2(b)(c)	1.06%	01/25/56	594,303	532,860
MFA , Series 2022-RTL1, Class A2(c)(d)	6.41%	03/25/24	13,000,000	11,805,243
MFA , Series 2023-RTL1, Class A1(c)(d)	7.58%	08/25/27	7,500,000	7,372,354
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B2(b)(c)	4.10%	08/26/47	1,773,458	1,251,425
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class B1(b)(c)	3.86%	02/25/26	3,087,000	1,943,995
OBX , Series 2021-NQM1, Class A1(b)(c)	1.07%	03/25/25	9,309,831	7,572,147
OBX , Series 2021-NQM2, Class A1(b)(c)	1.10%	05/25/61	6,378,192	4,939,042
Point Securitization Trust, Series 2021-1, Class A2(b)(c)(f)	5.56%	02/25/52	14,000,001	12,488,562
Progress Residential , Series 2021-SFR10, Class G(c)	4.86%	12/17/28	3,985,407	3,281,332
Progress Residential , Series 2022-SFR1, Class G(c)	5.52%	02/17/29	2,000,000	1,702,995
RAAC, Series 2007-SP1, Class M3(b)	1M US SOFR + 1.61%	03/25/37	3,219,351	2,396,905
RALI, Series 2006-QS2, Class 1A10(b)	1M US SOFR + 0.61%	02/25/36	1,238,735	930,799
RALI, Series 2006-QS8, Class A4(b)	1M US SOFR + 0.56%	08/25/36	1,061,052	761,758
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,462,102	1,618,999
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M US SOFR + 0.51%	01/25/46	10,014,232	3,423,282
Residential Mortgage Loan Trust, Series 2020-1, Class A3(b)(c)	2.68%	01/26/60	1,014,060	956,052

	Rate	Maturity Date	Principal Amount	Value
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4(b)(c)	4.70%	11/25/31	$3,250,000	$2,760,875
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	4,185,000
Roc Mortgage Trust, Series 2021-RTL1, Class A1(b)(c)	2.49%	03/25/24	27,500,000	26,307,803
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	5.68%	03/25/24	6,745,000	5,866,868
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1(b)(c)	3.50%	05/25/55	5,868,640	5,729,775
Saxon Asset Securities Trust, Series 2005-1, Class M4(b)	1M US L + 1.13%	03/25/35	730,404	448,083
SG Residential Mortgage Trust, Series 2019-3, Class A2(b)(c)	2.88%	09/25/59	776,675	746,516
SG Residential Mortgage Trust, Series 2019-3, Class A3(b)(c)	3.08%	09/25/59	656,530	631,210
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class B1(b)	1M US SOFR + 1.91%	12/25/35	1,981,215	1,645,451
STAR , Series 2021-1, Class A1(b)(c)	1.22%	05/25/65	1,197,193	1,025,193
Starwood Mortgage Residential Trust, Series 2021-2, Class A2(b)(c)	1.17%	05/25/65	1,051,207	916,233
Starwood Mortgage Residential Trust, Series 2021-2, Class A3(b)(c)	1.43%	05/25/65	1,281,960	1,147,971
Starwood Mortgage Residential Trust, Series 2021-4, Class A1(b)(c)	1.16%	08/25/56	8,756,762	7,150,869
Starwood Mortgage Residential Trust, Series 2021-4, Class B2(b)(c)	4.14%	08/25/56	3,700,000	2,415,326
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2(b)	1M US SOFR + 0.32%	01/25/37	1,554,028	1,581,464
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M US SOFR + 0.30%	02/25/37	4,963,963	5,371,825
Toorak Mortgage Corp., Ltd., Series 2021-1, Class M1(c)(d)	5.80%	06/25/24	9,500,000	8,987,332
Toorak Mortgage Trust, Series 2022-1, Class A1(c)(d)	3.97%	03/25/29	3,506,000	3,328,178
Velocity Commercial Capital Loan Trust, Series 2023-RTL1, Class A1(c)(d)	8.00%	01/25/26	2,903,000	2,849,164
Verus Securitization Trust, Series 2021-3	1.05%	06/25/66	9,174,945	7,535,551
Verus Securitization Trust, Series 2021-R1, Class A2(b)(c)	1.06%	10/25/63	1,793,740	1,617,847
Verus Securitization Trust, Series 2021-R1, Class A3(b)(c)	1.26%	10/25/63	4,295,490	3,872,388
Verus Securitization Trust, Series 2021-R1, Class A1(b)(c)	0.82%	10/25/63	2,416,695	2,176,606
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,064,264
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB3(b)	1M US SOFR + 0.56%	05/25/35	1,192,296	965,744

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $427,892,056)				387,345,242

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (23.13%)
First American Government Obligations Fund	5.15%	365,927,977	365,927,977

TOTAL SHORT TERM INVESTMENTS
(Cost $365,927,977)			365,927,977

TOTAL INVESTMENTS (100.80%)
(Cost $1,748,220,348)			$1,594,451,883

Liabilities in Excess of Other Assets (-0.80%)			(12,651,561)
NET ASSETS (100.00%)			$1,581,800,322

(a)	Perpetual maturity.
(b)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $938,646,737, which represents 59.34% of net assets as of July 31, 2023.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2023.
(e)	The Fund’s interest in this loan is held through a wholly-owned LLC of the Fund.
(f)	Interest only securities.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
FED - Federal Funds Rate

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2023 was 5.43%
3M US L - 3 Month LIBOR as of July 31, 2023 was 5.62%
12M US FED - 12 Month US FED as of July 31, 2023 was 5.33%
1D US SOFR - 1 Day US SOFR as of July 31, 2023 was 5.31%
1M US SOFR - 1 Month US SOFR as of July 31, 2023 was 5.31%
30D US SOFR - 30 Day US SOFR as of July 31, 2023 was 5.10%

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)
Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/22/2028	15,000,000	USD	1.23%	$1,945,605	$1,945,605
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2027	4,000,000	USD	2.46%	234,691	234,691
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2024	13,000,000	USD	2.45%	265,374	265,374
Receive	Goldman Sachs & Co. LLC	3 M US L	05/25/2026	20,000,000	USD	0.91%	1,993,262	1,993,261
Receive	Goldman Sachs & Co. LLC	1D US SOFR	12/17/2023	50,000,000	USD	0.87%	918,129	918,129
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2026	50,000,000	USD	0.73%	5,466,568	5,466,568
Receive	Goldman Sachs & Co. LLC	3 M US L	06/11/2028	36,000,000	USD	1.15%	4,890,974	4,890,974
Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/07/2027	5,000,000	USD	2.54%	287,849	287,849
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2024	2,000,000	USD	3.04%	45,495	45,495
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.82%	74,857	74,857
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/11/2025	2,800,000	USD	2.51%	111,498	111,498
Receive	Goldman Sachs & Co. LLC	1D US SOFR	03/21/2026	9,000,000	USD	1.99%	561,644	561,644
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/19/2026	2,000,000	USD	2.50%	100,589	100,589

Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/08/2024	2,000,000	USD	2.87%	45,818	45,818
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2024	2,000,000	USD	3.10%	44,246	44,245
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.87%	72,997	72,997
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/14/2025	3,000,000	USD	2.43%	123,654	123,654
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/13/2026	3,837,000	USD	2.69%	176,678	176,678
							$17,359,926	$17,359,926

Receive	Goldman Sachs & Co. LLC	TSFR1M	04/24/2033	(35,542,920)	USD	%	$(1,326,161)	$(1,326,161)
Receive	Goldman Sachs & Co. LLC	TSFR1M	04/03/2033	(34,745,115)	USD	%	(1,248,703)	(1,248,703)
							$(2,574,864)	$(2,574,864)

*	The swap contracts with the floating of 3M US L receive interest quarterly and pay interest semiannually, while 1D US SOFR pay and receive amounts annually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

Axonic Strategic Income Fund

CONSOLIDATED NOTES TO STATEMENT OF INVESTMENTS (Unaudited)

July 31, 2023

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a non-diversified series of the Axonic Funds (the ”Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

On December 23, 2021, the Fund formed a wholly-owned subsidiary (the "Subsidiary"). To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiary, which is a pass-through entity.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiary – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiary. As of July 31, 2023, the total value of investments held by the Subsidiary is $13,752,843, or approximately 0.87% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds that are not traded on an exchange are valued at the end of day NAV of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Board. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the statement of assets and liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of July 31, 2023:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,351,178	$–	$–	$2,351,178
Preferred Stocks	30,484,555	–	–	30,484,555
Asset-Backed Securities	–	298,954,924	–	298,954,924
Bank Loans	–	20,273,933	–	20,273,933
Commercial Mortgage-Backed Securities	–	370,243,446	–	370,243,446
Convertible Corporate Bonds	–	92,234,155	–	92,234,155
Corporate Bonds	–	26,636,473	–	26,636,473
Residential Mortgage-Backed Securities	–	387,345,242	–	387,345,242
Short Term Investments	365,927,977	–	–	365,927,977
Total	$398,763,710	$1,195,688,173	$–	$1,594,451,883
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$–	$17,359,926	$–	$17,359,926
Liabilities:
Interest Rate Swap Contracts	$–	$(2,574,864)	$–	$(2,574,864)
Total	$–	$14,785,062	$–	$14,785,062

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’ investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

3. SWAPS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.